UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0%
	Aerospace & Defense – 5.3%
22,300	Boeing Company	$ 2,798,427
3,500	General Dynamics Corporation	381,220
2,400	L-3 Communications Holdings, Inc.	283,560
19,600	Lockheed Martin Corporation	3,199,504
47,600	Northrop Grumman Corporation	5,872,888
1,700	Precision Castparts Corporation	429,692
23,300	Raytheon Company	2,301,807
1,100	Rockwell Collins, Inc.	87,637
	Total Aerospace & Defense	15,354,735
	Air Freight & Logistics – 0.3%
5,200	FedEx Corporation	689,312
1,600	United Parcel Service, Inc., Class B	155,808
	Total Air Freight & Logistics	845,120
	Airlines – 0.7%
15,200	Delta Air Lines, Inc.	526,680
62,500	Southwest Airlines Co.	1,475,625
	Total Airlines	2,002,305
	Auto Components – 2.4%
15,600	BorgWarner Inc.	958,932
63,700	Delphi Automotive PLC	4,322,682
33,300	Goodyear Tire & Rubber Company	870,129
16,100	Johnson Controls, Inc.	761,852
	Total Auto Components	6,913,595
	Automobiles – 0.2%
20,600	Ford Motor Company	321,360
700	General Motors Company	24,094
2,700	Harley-Davidson, Inc.	179,847
	Total Automobiles	525,301
	Banks – 2.0%
14,700	Bank of America Corporation	252,840
40,300	BB&T Corporation	1,618,851
2,800	Citigroup Inc.	133,280
2,500	Comerica Incorporated	129,500
3,500	Fifth Third Bancorp.	80,325
5,305	JPMorgan Chase & Co.	322,067
30,300	KeyCorp.	431,472
13,200	M&T Bank Corporation	1,601,160
11,500	U.S. Bancorp	492,890
16,450	Wells Fargo & Company	818,223
	Total Banks	5,880,608
	Beverages – 1.9%
4,900	Beam Inc.	408,170
1,700	Brown-Forman Corporation	152,473
11,000	Coca-Cola Company	425,260
45,900	Constellation Brands, Inc., Class A, (2)	3,900,123
1,500	Dr. Pepper Snapple Group	81,690
1,100	Monster Beverage Corporation, (2)	76,395
6,800	PepsiCo, Inc.	567,800
	Total Beverages	5,611,911
	Biotechnology – 2.3%
9,000	Amgen Inc.	1,110,060
7,900	Biogen Idec Inc., (2)	2,416,373
5,700	Celgene Corporation, (2)	795,720
32,300	Gilead Sciences, Inc., (2)	2,288,778
	Total Biotechnology	6,610,931
	Building Products – 0.1%
5,000	Allegion PLC	260,850
	Capital Markets – 3.4%
27,300	Ameriprise Financial, Inc.	3,004,911
3,300	BlackRock Inc.	1,037,784
39,300	Charles Schwab Corporation	1,074,069
33,700	E*Trade Group Inc., (2)	775,774
2,700	Goldman Sachs Group, Inc.	442,395
3,000	Legg Mason, Inc.	147,120
3,000	Morgan Stanley	93,510
48,900	State Street Corporation	3,400,995
	Total Capital Markets	9,976,558
	Chemicals – 3.4%
400	Air Products & Chemicals Inc.	47,616
400	Airgas, Inc.	42,604
1,500	CF Industries Holdings, Inc.	390,960
2,500	Dow Chemical Company	121,475
3,900	E.I. Du Pont de Nemours and Company	261,690
6,600	Ecolab Inc.	712,734
8,700	FMC Corporation	666,072
900	International Flavors & Fragrances Inc.	86,103
5,600	LyondellBasell Industries NV	498,064
4,400	Monsanto Company	500,588
12,100	PPG Industries, Inc.	2,340,866
6,100	Praxair, Inc.	798,917
15,500	Sherwin-Williams Company	3,055,515
3,800	Sigma-Aldrich Corporation	354,844
	Total Chemicals	9,878,048
	Commercial Services & Supplies – 0.8%
19,600	Cintas Corporation	1,168,356
2,100	Iron Mountain Inc.	57,897
11,800	Pitney Bowes Inc.	306,682
7,100	Republic Services, Inc.	242,536
1,400	Stericycle Inc., (2)	159,068
9,300	Waste Management, Inc.	391,251
	Total Commercial Services & Supplies	2,325,790
	Communications Equipment – 0.9%
1,300	F5 Networks, Inc., (2)	138,619
21,100	Harris Corporation	1,543,676
8,800	Juniper Networks Inc., (2)	226,688
4,000	Motorola Solutions Inc.	257,160
4,500	QUALCOMM, Inc.	354,870
	Total Communications Equipment	2,521,013
	Computers & Peripherals – 1.8%
6,100	Apple, Inc.	3,274,114
19,400	Hewlett-Packard Company	627,784
10,300	NetApp, Inc.	380,070
5,100	Seagate Technology	286,416
6,400	Western Digital Corporation	587,648
	Total Computers & Peripherals	5,156,032
	Construction & Engineering – 0.2%
2,000	Fluor Corporation	155,460
8,100	Jacobs Engineering Group, Inc., (2)	514,350
	Total Construction & Engineering	669,810
	Consumer Finance – 1.6%
12,200	American Express Company	1,098,366
6,000	Discover Financial Services	349,140
126,300	SLM Corporation	3,091,824
	Total Consumer Finance	4,539,330
	Containers & Packaging – 0.2%
4,200	Avery Dennison Corporation	212,814
2,200	Ball Corporation	120,582
2,900	Bemis Company, Inc.	113,796
2,200	Sealed Air Corporation	72,314
	Total Containers & Packaging	519,506
	Diversified Consumer Services – 1.0%
900	Graham Holdings Company	633,375
80,200	H & R Block Inc.	2,421,238
	Total Diversified Consumer Services	3,054,613
	Diversified Financial Services – 1.6%
1,200	Berkshire Hathaway Inc., Class B, (2)	149,964
20,500	CME Group, Inc.	1,517,205
6,092	IntercontinentalExchange Group Inc.	1,205,180
16,400	McGraw-Hill Companies, Inc.	1,251,320
1,800	Moody’s Corporation	142,776
12,500	NASDAQ Stock Market, Inc.	461,750
	Total Diversified Financial Services	4,728,195
	Diversified Telecommunication Services – 0.4%
18,600	AT&T Inc.	652,302
53,900	Frontier Communications Corporation	307,230
4,900	Verizon Communications Inc.	233,093
	Total Diversified Telecommunication Services	1,192,625
	Electric Utilities – 1.5%
6,000	American Electric Power Company, Inc.	303,960
39,256	Duke Energy Corporation	2,795,812
1,800	Edison International	101,898
800	Entergy Corporation	53,480
4,200	NextEra Energy Inc.	401,604
1,800	Northeast Utilities	81,900
16,000	PPL Corporation	530,240
	Total Electric Utilities	4,268,894
	Electrical Equipment – 0.7%
15,744	Eaton PLC	1,182,689
4,800	Rockwell Automation, Inc.	597,840
1,300	Roper Industries Inc.	173,563
	Total Electrical Equipment	1,954,092
	Electronic Equipment & Instruments – 0.9%
34,200	FLIR Systems Inc.	1,231,200
35,100	Jabil Circuit Inc.	631,800
10,500	TE Connectivity Limited	632,205
	Total Electronic Equipment & Instruments	2,495,205
	Energy Equipment & Services – 0.7%
2,500	Baker Hughes Incorporated	162,550
1,200	Ensco PLC	63,336
14,600	Halliburton Company	859,794
2,400	Helmerich & Payne Inc.	258,144
8,900	Nabors Industries Inc.	219,385
3,200	National-Oilwell Varco Inc.	249,184
2,100	Schlumberger Limited	204,750
2,000	Transocean Inc.	82,680
	Total Energy Equipment & Services	2,099,823
	Food & Staples Retailing – 2.5%
1,900	Costco Wholesale Corporation	212,192
2,400	CVS Caremark Corporation	179,664
57,200	Kroger Co.	2,496,780
10,400	Safeway Inc.	384,176
2,600	Sysco Corporation	93,938
23,700	Walgreen Co.	1,564,911
29,700	Wal-Mart Stores, Inc.	2,269,971
1,100	Whole Foods Market, Inc.	55,781
	Total Food & Staples Retailing	7,257,413
	Food Products – 2.4%
21,500	ConAgra Foods, Inc.	667,145
12,100	General Mills, Inc.	627,022
14,200	Hershey Foods Corporation	1,482,480
31,400	Hormel Foods Corporation	1,547,078
6,500	JM Smucker Company	632,060
1,000	Kellogg Company	62,710
2,300	Keurig Green Mountain Inc.	242,857
1,800	McCormick & Company, Incorporated	129,132
3,500	Mead Johnson Nutrition Company, Class A Shares	290,990
31,800	Tyson Foods, Inc., Class A	1,399,518
	Total Food Products	7,080,992
	Gas Utilities – 0.1%
7,400	AGL Resources Inc.	362,304
	Health Care Equipment & Supplies – 2.0%
800	Baxter International, Inc.	58,864
9,900	Becton, Dickinson and Company	1,159,092
134,400	Boston Scientific Corporation, (2)	1,817,088
3,000	C. R. Bard, Inc.	443,940
14,300	CareFusion Corporation, (2)	575,146
1,100	Covidien PLC	81,026
2,800	DENTSPLY International Inc.	128,912
1,300	Intuitive Surgical, Inc., (2)	569,387
1,300	Medtronic, Inc.	80,002
9,000	Saint Jude Medical Inc.	588,510
800	Stryker Corporation	65,176
1,000	Varian Medical Systems, Inc., (2)	83,990
1,000	Zimmer Holdings, Inc.	94,580
	Total Health Care Equipment & Supplies	5,745,713
	Health Care Providers & Services – 6.0%
27,959	Aetna Inc.	2,096,086
31,300	AmerisourceBergen Corporation	2,052,967
14,700	Cardinal Health, Inc.	1,028,706
31,000	CIGNA Corporation	2,595,630
26,800	Davita Inc., (2)	1,845,180
7,700	Express Scripts, Holding Company, (2)	578,193
9,500	Humana Inc.	1,070,840
7,600	Laboratory Corporation of America Holdings, (2)	746,396
12,000	McKesson HBOC Inc.	2,118,840
2,800	Patterson Companies, Inc.	116,928
7,800	Quest Diagnostics Incorporated	451,776
8,000	UnitedHealth Group Incorporated	655,920
19,200	Wellpoint Inc.	1,911,360
	Total Health Care Providers & Services	17,268,822
	Health Care Technology – 0.0%
1,000	Cerner Corporation, (2)	56,250
	Hotels, Restaurants & Leisure – 0.8%
4,600	Carnival Corporation	174,156
1,400	Chipotle Mexican Grill, (2)	795,270
1,800	McDonald’s Corporation	176,454
5,300	Starbucks Corporation	388,914
2,500	Wyndham Worldwide Corporation	183,075
2,100	Wynn Resorts Ltd	466,515
1,800	YUM! Brands, Inc.	135,702
	Total Hotels, Restaurants & Leisure	2,320,086
	Household Durables – 0.9%
9,700	Garmin Limited	536,022
7,300	Harman International Industries Inc.	776,720
45,700	Newell Rubbermaid Inc.	1,366,430
	Total Household Durables	2,679,172
	Household Products – 0.7%
7,400	Clorox Company	651,274
4,100	Colgate-Palmolive Company	265,967
7,100	Kimberly-Clark Corporation	782,775
4,100	Procter & Gamble Company	330,460
	Total Household Products	2,030,476
	Independent Power & Renewable Electricity Producers – 0.7%
6,800	AES Corporation	97,104
57,600	NRG Energy Inc.	1,831,680
	Total Independent Power & Renewable Electricity Producers	1,928,784
	Industrial Conglomerates – 0.2%
1,700	3M Co.	230,622
12,200	General Electric Company	315,858
	Total Industrial Conglomerates	546,480
	Insurance – 7.1%
1,100	Ace Limited	108,966
32,700	AFLAC Incorporated	2,061,408
91,900	Allstate Corporation	5,199,702
17,300	AON PLC	1,458,044
32,500	Assurant Inc.	2,111,200
2,200	Chubb Corporation	196,460
14,700	Cincinnati Financial Corporation	715,302
7,800	Genworth Financial Inc., Class A, (2)	138,294
10,800	Hartford Financial Services Group, Inc.	380,916
23,200	Lincoln National Corporation	1,175,544
8,000	Marsh & McLennan Companies, Inc.	394,400
2,300	MetLife, Inc.	121,440
40,800	Principal Financial Group, Inc.	1,876,392
3,100	Progressive Corporation	75,082
10,400	Prudential Financial, Inc.	880,360
13,750	Torchmark Corporation	1,082,125
8,100	Travelers Companies, Inc.	689,310
48,100	Unum Group	1,698,411
6,300	XL Capital Ltd, Class A	196,875
	Total Insurance	20,560,231
	Internet & Catalog Retail – 1.2%
1,500	Amazon.com, Inc., (2)	504,780
2,200	NetFlix.com Inc., (2)	774,466
1,400	priceline.com Incorporated, (2)	1,668,646
4,300	TripAdvisor Inc., (2)	389,537
	Total Internet & Catalog Retail	3,337,429
	Internet Software & Services – 2.5%
24,400	Facebook Inc., Class A Shares, (2)	1,469,856
2,600	Google Inc., Class A, (2)	2,897,726
10,500	VeriSign, Inc., (2)	566,055
64,500	Yahoo! Inc., (2)	2,315,550
	Total Internet Software & Services	7,249,187
	IT Services – 2.7%
600	Accenture Limited	47,832
4,100	Alliance Data Systems Corporation, (2)	1,117,045
3,400	Automatic Data Processing, Inc.	262,684
12,200	Cognizant Technology Solutions Corporation, Class A, (2)	617,442
12,200	Computer Sciences Corporation	742,004
31,300	Fidelity National Information Services	1,672,985
1,000	Fiserv, Inc., (2)	56,690
1,200	International Business Machines Corporation (IBM)	230,988
11,500	MasterCard, Inc.	859,050
6,200	Paychex, Inc.	264,120
19,300	Total System Services Inc.	586,913
5,100	Visa Inc.	1,100,886
15,200	Xerox Corporation	171,760
	Total IT Services	7,730,399
	Leisure Equipment & Products – 0.2%
8,300	Hasbro, Inc.	461,646
1,800	Mattel, Inc.	72,198
	Total Leisure Equipment & Products	533,844
	Life Sciences Tools & Services – 0.7%
3,700	Agilent Technologies, Inc.	206,904
15,600	Thermo Fisher Scientific, Inc.	1,875,744
	Total Life Sciences Tools & Services	2,082,648
	Machinery – 1.8%
2,000	Deere & Company	181,600
18,900	Dover Corporation	1,545,075
24,300	Flowserve Corporation	1,903,662
3,000	Ingersoll Rand Company Limited, Class A	171,720
3,900	Pall Corporation	348,933
600	Parker Hannifin Corporation	71,826
1,500	Pentair Limited	119,010
4,200	Snap-on Incorporated	476,616
8,100	Xylem Inc.	295,002
	Total Machinery	5,113,444
	Media – 7.6%
5,600	Cablevision Systems Corporation	94,472
123,900	Comcast Corporation, Class A	6,197,478
8,700	DirecTV, (2)	664,854
5,300	Discovery Communications inc., Class A Shares, (2)	438,310
25,800	Interpublic Group Companies, Inc.	442,212
18,825	News Corporation, Class A Shares, (2)	324,167
2,000	Omnicom Group, Inc.	145,200
15,500	Scripps Networks Interactive, Class A Shares	1,176,605
15,800	Time Warner Cable, Class A	2,167,444
63,700	Time Warner Inc.	4,161,521
75,300	Twenty First Century Fox Inc., Class A Shares	2,407,341
10,000	Viacom Inc., Class B	849,900
36,500	Walt Disney Company	2,922,555
	Total Media	21,992,059
	Metals & Mining – 0.7%
26,900	Alcoa Inc.	346,203
5,100	Freeport-McMoRan Copper & Gold, Inc.	168,657
20,500	Newmont Mining Corporation	480,520
38,100	United States Steel Corporation	1,051,941
	Total Metals & Mining	2,047,321
	Multiline Retail – 0.3%
3,900	Dollar General Corporation, (2)	216,372
4,800	Dollar Tree Stores Inc., (2)	250,464
3,700	Family Dollar Stores, Inc.	214,637
1,000	Kohl’s Corporation	56,800
	Total Multiline Retail	738,273
	Multi-Utilities – 2.0%
3,600	Ameren Corporation	148,320
6,600	CMS Energy Corporation	193,248
3,800	Dominion Resources, Inc.	269,762
29,900	NiSource Inc.	1,062,347
9,700	Public Service Enterprise Group Incorporated	369,958
27,600	Sempra Energy	2,670,576
22,800	Wisconsin Energy Corporation	1,061,340
	Total Multi-Utilities	5,775,551
	Oil, Gas & Consumable Fuels – 3.9%
700	Anadarko Petroleum Corporation	59,332
1,500	Apache Corporation	124,425
29,600	Cabot Oil & Gas Corporation	1,002,848
34,100	Chesapeake Energy Corporation	873,642
3,500	Chevron Corporation	416,185
7,000	ConocoPhillips	492,450
5,200	CONSOL Energy Inc.	207,740
3,300	Devon Energy Corporation	220,869
4,200	EOG Resources, Inc.	823,914
14,300	EQT Corporation	1,386,671
1,700	Exxon Mobil Corporation	166,056
3,700	Hess Corporation	306,656
3,900	Marathon Oil Corporation	138,528
7,650	Marathon Petroleum Corporation	665,856
2,800	Murphy Oil Corporation	176,008
6,500	Newfield Exploration Company, (2)	203,840
1,600	Noble Energy, Inc.	113,664
5,500	Occidental Petroleum Corporation	524,095
10,700	ONEOK, Inc.	633,975
26,500	Peabody Energy Corporation	433,010
4,400	Phillips 66	339,064
3,100	QEP Resources Inc.	91,264
2,000	Range Resources Corporation	165,940
9,700	Southwestern Energy Company, (2)	446,297
15,500	Spectra Energy Corporation	572,570
5,200	Valero Energy Corporation	276,120
8,100	Williams Companies, Inc.	328,698
	Total Oil, Gas & Consumable Fuels	11,189,717
	Personal Products – 0.0%
700	Estee Lauder Companies Inc., Class A	46,816
	Pharmaceuticals – 3.7%
2,500	AbbVie Inc.	128,500
16,500	Actavis Inc., (2)	3,396,525
48,000	Bristol-Myers Squibb Company	2,493,600
2,000	Forest Laboratories, Inc., (2)	184,540
4,200	Hospira Inc., (2)	181,650
4,100	Johnson & Johnson	402,743
18,932	Merck & Company Inc.	1,074,770
34,100	Mylan Laboratories Inc., (2)	1,665,103
3,900	Perrigo Company	603,174
5,800	Pfizer Inc.	186,296
9,300	Zoetis Incorporated	269,142
	Total Pharmaceuticals	10,586,043
	Professional Services – 0.9%
2,200	Dun and Bradstreet Inc.	218,570
17,500	Equifax Inc.	1,190,525
26,200	Nielsen Holdings BV	1,169,306
	Total Professional Services	2,578,401
	Real Estate Investment Trust – 1.9%
46,400	Crown Castle International Corporation	3,423,392
1,600	General Growth Properties Inc.	35,200
2,500	Public Storage, Inc.	421,225
1,100	Vornado Realty Trust	108,416
53,800	Weyerhaeuser Company	1,579,030
	Total Real Estate Investment Trust	5,567,263
	Road & Rail – 0.2%
1,300	Kansas City Southern Industries	132,678
3,300	Norfolk Southern Corporation	320,661
1,300	Union Pacific Corporation	243,958
	Total Road & Rail	697,297
	Semiconductors & Equipment – 1.2%
27,000	Applied Materials, Inc.	551,340
4,800	Broadcom Corporation, Class A	151,104
11,900	Intel Corporation	307,139
1,800	Linear Technology Corporation	87,642
34,300	LSI Logic Corporation	379,701
71,600	Micron Technology, Inc., (2)	1,694,056
3,700	Xilinx, Inc.	200,799
	Total Semiconductors & Equipment	3,371,781
	Software – 1.5%
13,400	Adobe Systems Incorporated, (2)	880,916
2,900	Autodesk, Inc., (2)	142,622
35,600	CA Inc.	1,102,532
19,900	Electronic Arts Inc., (2)	577,299
2,500	Intuit, Inc.	194,325
27,200	Microsoft Corporation	1,114,928
2,100	Salesforce.com, Inc., (2)	119,889
15,500	Symantec Corporation	309,535
	Total Software	4,442,046
	Specialty Retail – 6.9%
500	AutoZone, Inc., (2)	268,550
2,100	Bed Bath and Beyond Inc., (2)	144,480
23,100	Best Buy Co., Inc.	610,071
20,500	GameStop Corporation	842,550
11,000	Gap, Inc.	440,660
108,300	Home Depot, Inc.	8,569,778
8,900	L Brands Inc.	505,253
3,800	Lowe’s Companies, Inc.	185,820
3,400	O’Reilly Automotive Inc., (2)	504,526
1,500	PetSmart Inc.	103,335
11,300	Ross Stores, Inc.	808,515
4,700	Tiffany & Co.	404,905
106,100	TJX Companies, Inc.	6,434,965
900	Tractor Supply Company	63,567
	Total Specialty Retail	19,886,975
	Textiles, Apparel & Luxury Goods – 0.8%
1,500	Coach, Inc.	74,490
900	Fossil Group Inc., (2)	104,949
9,200	Michael Kors Holdings Limited, (2)	858,084
4,300	Nike, Inc., Class B	317,598
2,300	PVH Corporation	286,971
12,800	VF Corporation	792,064
	Total Textiles, Apparel & Luxury Goods	2,434,156
	Thrifts & Mortgage Finance – 0.0%
2,200	Hudson City Bancorp, Inc.	21,626
6,600	People’s United Financial, Inc.	98,142
	Total Thrifts & Mortgage Finance	119,768
	Tobacco – 1.2%
50,600	Altria Group, Inc.	1,893,958
16,400	Lorillard Inc.	886,912
13,100	Reynolds American Inc.	699,802
	Total Tobacco	3,480,672
	Trading Companies & Distributors – 0.4%
4,800	W.W. Grainger, Inc.	1,212,769
	Total Long-Term Investments (cost $216,884,343)	289,435,472

Principal
Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.7%
$ 1,992	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $1,992,304, collateralized by $2,070,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $2,033,645	0.000%		4/01/14	N/A	$ 1,992,304
	U.S. Government and Agency Obligations - 0.9%
2,500	U.S. Treasury Bills, (4)	0.000%		7/24/14	Aaa	2,499,662
$ 4,492	Total Short-Term Investments (cost $4,491,849)					4,491,966
	Total Investments (cost $221,376,192) - 101.6%					293,927,438
	Other Assets Less Liabilities - (1.6)% (5)					(4,736,377)
	Net Assets - 100%					$ 289,191,061

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional		Expiration	Strike
Contracts	Description	Amount		Date	Price	Value (5)

(150,447)	Custom Basket 1*	$ (15,044,700	) (6)	4/11/14	$ 103.0000	$ (15,045)
(170)	Russell 2000® Index	(20,686,542	) (7)	4/17/14	1,216.8554	(50,775)
(200)	S&P Midcap 400® Index	(28,852,800	) (7)	4/21/14	1,442.6400	(15,997)
(150)	S&P Midcap 400® Index	(21,190,500	) (7)	4/28/14	1,412.7000	(110,589)
(150)	S&P Midcap 400® Index	(21,297,900	) (7)	5/02/14	1,419.8600	(83,745)
(151,117)	Total Options Written (premiums received $440,973)	$ (107,072,442)				$ (276,151)

* The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of March 31, 2014.

Shares	Description	Value
20,000	Altria Group, Inc.	$ (735)
40,000	iShares® Core S&P Mid-Cap ETF	(5,493)
20,000	iShares® Russell 2000® Index ETF	(2,361)
20,000	Lorillard Inc.	(1,044)
10,000	Phillip Morris International	(795)
20,000	SPDR® S&P 500® ETF Trust	(3,745)
45,000	Vapor Corp.	(348)
25,000	Vector Group Ltd.	(524)
		$ (15,045)

Futues Contracts outstanding:

					Unrealized
	Contract	Number of	Contract	Notional	Appreciation
Description	Position	Contracts	Expiration	Value	(Depreciation)
S&P 500 E-Mini	Long	60	6/14	$ 5,593,800	$ 3,120

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$289,435,472	$–	$–	$289,435,472
	Short-Term Investments:
	Repurchase Agreements	–	1,992,304	–	1,992,304
	U.S. Government and Agency Obligations	–	2,499,662	–	2,499,662
	Investments in Derivatives:
	Options Written	–	(276,151)	–	(276,151)
	Futures Contracts*	3,120	–	–	3,120
	Total	$289,438,592	$4,215,815	$–	$293,654,407
*Represents net unrealized appreciation (depreciation).
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $221,465,617.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation					$73,329,800
Depreciation					(867,979)

Net unrealized appreciation (depreciation) of investments					$72,461,821

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)		All percentages shown in the Portfolio of Investments are based on net assets.
	(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(4)		Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
	(5)		Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
	(6)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.
	(7)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	N/A		Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014